Share capital	9 Months Ended
May 31, 2022
Share capital

17.	Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$

Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	158,477	1,080,804
Convertible debt conversion	1,728,848	13,704,605
Common shares issued on private placement, net of costs	4,435,433	24,225,901
EB bonus shares	6,666	54,061
Shares for debt	40,000	226,556
Common shares issued on exercise of warrants	747,129	7,221,216
Balance, May 31, 2021	14,862,689	115,893,950

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	115,574	926,759
Balance, May 31, 2022	15,658,883	123,667,989

(c)	Activity for the period

During the nine months ended May 31, 2022, the Company issued 115,574 common shares upon vesting of an equal number of RSUs, see Note 19.